Financial instruments	12 Months Ended
Aug. 31, 2023
Notes and other explanatory information [abstract]
Financial instruments

21.	Financial instruments

Fair value of financial instruments

The following table sets out the classification of the Company’s financial instruments, as at August 31, 2023 and August 31, 2022:

	August 31, 2023	August 31, 2022
Financial Assets
Measured at amortized cost
Amounts receivable	$3,140	$2,540
Measured at fair value through profit or loss
Cash	7,629	8,476
Financial Liabilities
Measured at amortized cost
Amounts payables and accrued liabilities	11,571	7,920
Measured at fair value through profit or loss
Derivative financial instrument liabilities	3,544	6,849

Cash, derivative warrant liabilities and gold zero-cost collars are classified as measured at fair value through profit and loss. Amounts receivable and amounts payable are classified as measured at amortized cost. The carrying value of the Company’s cash, amounts receivable, amounts payable approximate their fair value due to the relatively short-term nature of these instruments.

Fair value estimates are made at a specific point in time based on relevant market information and information about financial instruments. These estimates are subject to and involve uncertainties and matters of significant judgment, and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

The Company classifies its financial instruments carried at fair value according to a three-level hierarchy that reflects the significance of the inputs used in making the fair value measurements. The three levels of fair value hierarchy, giving the highest priority to Level 1 inputs and the lowest priority to Level 3 inputs, are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;
•	Level 2 – Inputs other than quoted prices that are observable for assets and liabilities, either directly or indirectly; and
•	Level 3 – Inputs for assets or liabilities that are not based on observable market data.

As at August 31, 2023 and August 31, 2022, cash was classified as Level 1 and derivative financial instruments (Note 11) were classified as Level 3 under the fair value hierarchy.

A summary of the Company’s risk exposures as they relate to financial instruments are reflected below:

Credit risk

Credit risk is the risk of an unexpected loss if a counterparty to a financial instrument fails to meet its contractual obligations. The Company is subject to credit risk on the cash balances at the bank and amounts receivables and the carrying value of those accounts represent the Company’s maximum exposure to credit risk.

The Company does not have any significant credit risk exposure as cash and cash equivalents are held with multi-national financial institutions with limited credit risk. The Company does not have significant credit risk exposure on accounts receivable as gold sales are executed with an established gold metal merchant with access to significant credit lines. The majority of gold production is sold into the spot market.

The Company has not recorded an impairment or allowance for credit risk as at August 31, 2023 and 2022.

Liquidity risk

The Company’s approach to managing liquidity risk is to ensure that it will have sufficient liquidity to meet liabilities when due. As at August 31, 2023, the Company had cash of $7.6 million, current assets of $17.2 million and current liabilities of $17.8 million. Current working capital deficit of the Company was $0.6 million. Within working capital, current liabilities include $3.5 million in derivative liabilities which will only be settled by issuing equity of the Company. Further funding may be required for working capital purposes and to finance the Company’s in-fill drilling, exploration program and development of mining assets.

Foreign currency risks

The Company is exposed to the financial risk related to the fluctuation of foreign exchange rates.  The Company has operations in Canada, the United States of America and Tanzania and holds cash mainly in CAD, USD and Tanzanian Shillings (“TZS”).  A significant change in the currency exchange rates between USD relative to CAD and TZS could have an effect on the Company’s results of operations, financial position or cash flows.  As at August 31, 2023, the Company had no hedging agreements in place with respect to foreign exchange rates.

The carrying amounts of the Company’s foreign currency denominated monetary assets and liabilities are as follows:

	August 31, 2023	August 31, 2022
Monetary Assets
CAD	$303	$334
TZS	7,048	4,421

	August 31, 2023	August 31, 2022
Monetary Liabilities
CAD	$868	$1,223
TZS	13,061	4,082

Sensitivity analysis

If the US dollar had appreciated by 10% against the Canadian dollar and Tanzanian shillings, monetary financial assets and financial liabilities as at August 31, 2023 and August 31, 2022 would increase or (decrease) by:

	August 31, 2023	August 31, 2022
Financial Assets
CAD	$(30)	$(33)
TZS	(705)	(442)

	August 31, 2023	August 31, 2022
Financial Liabilities
CAD	$87	$122
TZS	1,306	408